FVM - Valuation adjustment reserves on the balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Valuation Adjustment Reserves On The Balance Sheet [Line Items]
Deferred day-1 profit or loss reserves	$ 446	$ 421	$ 404	$ 422
Own credit adjustments on financial liabilities designated at fair value	$ (1,665)	$ (1,165)	$ (1,287)